Shares - Dividends (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Annual aggregate dividend (in CAD per share)	$ 0.08
Quarterly dividends paid (CAD per share)	$ 0.02000	$ 0.02
Dividends payable	$ 500	$ 510